LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011
LONG-TERM DEBT
NOTE 8 – LONG-TERM DEBT

Long-term debt at August 31, 2011 and May 31, 2011 consists of the following (in thousands):

	August 31,	May 31,
	2011	2011
Thermo revolving credit facility	$11,209	$11,330
East West Bank (formerly United Commerical Bank)	2,229	2,256
Jardine Capital Corporation bank debt	565	570
Warrant redemption notes payable	389	464
Total long-term debt	14,392	14,620
Less: Current portion	(4,369)	(4,439)
Long-term debt, net	$10,023	$10,181

Current portion of long-term debt at August 31, 2011 and May 31, 2011 consists of the following (in thousands):

	August 31,	May 31,
	2011	2011
Thermo revolving credit facility	$1,186	$1,149
East West Bank (formerly United Commerical Bank)	2,229	2,256
Jardine Capital Corporation bank debt	565	570
Warrant redemption notes payable	389	464
Total current portion of long-term debt	$4,369	$4,439

During the first quarter of fiscal year 2010, the Company had two debt facilities with Thermo Credit, LLC (“Thermo”), which included a factoring debt facility (the “Thermo Factoring Debt”) and a revolving credit facility (the “Thermo Revolver”). Effective August 1, 2009, Teletouch amended its revolving credit facility with Thermo to include increased borrowing capabilities under the Thermo Revolver as well as extending the Revolver’s maturity date (see discussion below under “Thermo Revolving Credit Facility” for additional information). The purpose of amending the Thermo Revolver was to combine the Thermo Factoring Debt facility and the Thermo Revolver into a single credit facility by expanding the revolving credit facility to allow the Company to retire the Thermo Factoring Debt.  Simultaneous with closing the amended Thermo Revolver, the Thermo Factoring Debt was retired and the pledge of all of PCI’s accounts receivable and future contractual billings was transferred to the amended Thermo Revolver.

Thermo Revolving Credit Facility:  On August 28, 2009, Teletouch finalized amending, effective August 1, 2009, the terms of its $5,250,000 revolving credit facility with Thermo Credit, LLC, resulting in, among other changes, the availability under the revolving credit facility being increased from $5,250,000 to $18,000,000 and the maturity of the revolver being extended from April 30, 2010 to January 31, 2012 (the “Second Amended Thermo Revolver”).

The Second Amended Thermo Revolver provides for the Company to obtain revolving credit loans from Thermo from time to time up to approximately $18,000,000.  Borrowings against the Second Amended Thermo Revolver are limited to specific advance rates against the aggregate fair value of the Company’s assets, as defined in the amendment, including real estate, equipment, infrastructure assets, inventory, accounts receivable, intangible assets and notes receivable (collectively, the “Borrowing Base”). The Company is allowed to borrow the lesser of the borrowing base amount or the initial commitment amount of $18,000,000, less a monthly step down amount. If the Company were to maximize its credit line, beginning in December 31, 2009, the availability under the Second Amended Thermo Revolver would be reduced monthly by an amount equal to the average principal balance of loans outstanding against the non-accounts receivable assets in the Borrowing Base for that month divided by sixty (60) (the “Monthly Step Down”). The loans outstanding on the accounts receivable component of the Borrowing Base will be increased or decreased through periodic reporting of the Borrowing Base to Thermo. The balance of all principal and interest outstanding under the Second Amended Thermo Revolver is due January 31, 2012.  The annual interest rate on the Second Amended Thermo Revolver is the lesser of: (a) the maximum non-usurious rate of interest per annum permitted by applicable Louisiana law or (b) the greater of (i) the prime rate plus 8% or (ii) fourteen percent (14%). Under the terms of the Second Amended Thermo Revolver, the Company must maintain certain financial covenants including a net worth of at least $5,000,000, computed on a fair value basis, at each fiscal quarter, a debt service coverage ratio that ranges between 1.10 and 1.20 over the remaining life of the revolver and an operating income no less than zero at any fiscal quarter. The purpose of the Second Amended Thermo Revolver was to retire the former factoring debt facility with Thermo and to provide additional availability to the Company for its ongoing working capital needs.  As of May 31, 2011, the Company has a current repayment liability under the Second Amended Thermo Revolver related to a loan commitment fee obligation of approximately $68,000 due on August 1, 2011. Subsequent to August 1, 2011, the Company negotiated a reduced loan commitment fee payment of $45,000 with Thermo and paid the amount in full as of the date of this Report.

Borrowings by the Company against non-accounts receivable assets are limited to 33.3% of the total amount of loans outstanding under the terms of the Second Amended Thermo Revolver.

In February 2010, the Company began making principal payments on the Second Amended Thermo Revolver due to the Company’s having borrowings outstanding against the non-accounts receivable assets in excess of the 33.3% limit on such borrowings as measured against the total borrowings outstanding. This situation resulted due to a decline in the Company’s accounts receivable and its related borrowings against these receivables in 2010. In March 2010, Thermo agreed to let the Company begin making monthly principal payments of approximately $53,000 through the remainder of the term of the loan to reduce the outstanding loan balance against the non-accounts receivable assets.  The monthly principal payments reduce the commitment amount under the revolver.

Under the Second Amended Thermo Revolver, Thermo maintains a lien and security interest in substantially all of the Company’s assets, including its properties, accounts, inventory, goods and the like.

On March 9, 2011, the Company amended its revolving credit facility with Thermo Credit, LLC, effective December 31, 2010, which resulted in (i) extending the maturity date of the revolver from January 31, 2012 to January 31, 2013, (ii) an additional commitment fee of $135,000 due and payable on or before January 31, 2012, (iii) the deferral of monthly step down payments for the period December 2010 to June 2011 to be due and payable on or before August 31, 2011 and (iv)  the deferral of an over advance of $433,747 as of December 31, 2010 to be due and payable on or before August 31, 2011 after consideration of the Company’s borrowing base as of that date (the “Third Amended Thermo Revolver”). All other terms of the revolver remain unchanged.

The lien and security interest in substantially all of the Company’s assets, properties, accounts, inventory, goods and the like granted to Thermo under the Thermo Revolver and all other provisions remain the same under the Third Amended Thermo Revolver.

Subsequent to the third amendment of the Thermo Revolver, Thermo informed the Company that it could no longer borrow additional funds under the revolver due to the over-advances outstanding on the Company’s non-accounts receivable assets, the total outstanding balance of the credit facility and Thermo’s inability to borrow additional cash from its own funding source due to certain concentration issues. As of the date of this Report, the Thermo Revolver has not been amended.

As of August 31, 2011, the Company had approximately $11,209,000 in loans outstanding under the Third Amended Thermo Revolver which included loan commitment fees due on January 31, 2012 of $135,000.

For the three months ended August 31, 2011, the Company was not in compliance with its financial covenants as defined under the terms of the Thermo Revolver.  The Company did not meet the specified requirements under the debt service coverage ratio calculation and had negative operating income. The Company has obtained waivers of these covenants through August 31, 2011.  If the Company does not comply with the covenants of its debt agreement with Thermo in the future, and if future waivers or loan modifications are not obtained, Thermo will have certain remedies available to them which include increasing the interest rates, accelerating the payments due under the loan and exercising its security interests against some or all of the Company’s assets.

Warrant Redemption Notes Payable: In November 2002, the Company issued 6,000,000 redeemable common stock purchase warrants as part of a debt restructuring transaction completed in fiscal year 2003 (the “GM Warrants”).  The GM Warrants were exercisable beginning in December of 2005 and terminating in December of 2010.  In December of 2007 or earlier upon specific events, the holder of the GM Warrants may require the Company to redeem the warrants at $0.50 per warrant.  Because of this mandatory redemption feature, the Company initially recorded the estimated fair value of the GM Warrants as a long-term liability on its consolidated balance sheet and adjusted the amount to reflect changes in the fair value of the warrants, including accretion in value due to the passage of time, with such changes charged or credited to interest expense through the exercise date of the warrants.

As of December 12, 2007, the 12 holders of the collective 6,000,000 outstanding GM Warrants (collectively, the “GM Warrant Holders”) had the right to redeem these warrants for an aggregate amount of $3,000,000 in cash or to convert these warrants into an aggregate amount of 6,000,000 shares of Teletouch’s common stock under the terms of their respective warrant agreements. In December 2007, the Company received redemption notices from all of the holders of the GM Warrants.  On May 23, 2008, definitive agreements were executed with each of the 12 holders of the GM Warrants (the “Warrant Redemption Payment Agreements”). The Warrant Redemption Payment provided for (i) an initial payment in the total amount of $1,500,000 payable on or before June 2, 2008, (ii) additional 17 equal monthly payments in the amount of $25,000 each, together with interest on the outstanding principal balance at an annual interest rate of 12% beginning July 1, 2008 and (iii) a final single payment in the amount of $1,075,000 due on or before December 10, 2009 (such payments collectively referred to as the “Payments”). The Payments will be divided among each of the GM Warrant Holders based on their proportionate ownership of the previously outstanding GM Warrants. Teletouch’s obligations to make such payments are evidenced by individual promissory notes (the “GM Promissory Notes”) to each of the GM Warrant Holders. In addition, Teletouch will be required to make accelerated payments to the GM Warrant Holders in the event of (i) a sale of Teletouch’s assets not in the ordinary course of its business or (ii) a change of control. The negotiated agreement also contains certain events of default, mutual releases, covenants and other provisions, which are customary for agreements of this nature.

Effective November 1, 2009, the GM Promissory Notes were amended to extend maturity dates to June 10, 2011.  The terms of the amendments provided for (i) a one-time principal payment of $161,250 payable on or before December 10, 2009, (ii) a continuance of 17 equal monthly payments in the amount of $25,000 each, together with interest on the outstanding principal balance beginning January 10, 2010, (iii) a final single payment in the amount of $488,750 due on or before June 10, 2011 and (iv) the annual interest rate on the outstanding principal balance is increased to 14%,  effective November 1, 2009 (such payments collectively referred to as the “Amended Payments”).  The Amended Payments will be divided among each of the GM Warrant Holders based on the proportionate outstanding principal balance under the GM Promissory Notes.   All other terms of the GM Promissory Notes remain unchanged.

On June 13, 2011, effective August 31, 2011, the Company and each holder of the GM Promissory Notes agreed to amend the terms and provisions of the GM Promissory Notes, for the purpose of extending the final payment due under the GM Promissory Notes to the earlier to occur: (x) 30 days following the Company’s reaching a settlement in its ongoing arbitration matter with AT&T or (y) January 10, 2012 (the “Amendment No. 2”).  All other terms and provisions of the GM Promissory Notes, as amended to date, remain unchanged.  As a result of Amendment No. 2, the Company will continue to make monthly installments of $25,000, in aggregate, to the holders through the date a final payment becomes due.  In the event the final payment is not due until January 10, 2012, the Company would be obligated to pay $313,750 to the holders on that date.  As of August 31, 2011, a total of $389,000 was outstanding under the notes.

Maturities:  Scheduled maturities of long-term debt outstanding (excluding interest payable) are as follows (in thousands):

		Year Ended August 31,
	TOTAL	2012	2013

Thermo revolving credit facility	$11,209	$1,186	$10,023
East West Bank debt	2,229	2,229	-
Jardine Capital Corporation bank debt	565	565	-
Warrant redemption notes payable	389	389	-
	$14,392	$4,369	$10,023

NOTE 7 - LONG-TERM DEBT

Long-term debt at May 31, 2011 and 2010 consists of the following (in thousands):

	May 31,	May 31,
	2011	2010
Thermo revolving credit facility	$11,330	$12,189
East West Bank (formerly United Commercial Bank)	2,256	2,361
Jardine Capital Corporation bank debt	570	585
Warrant redemption notes payable	464	764
Total long-term debt	14,620	15,899
Less: Current portion	(4,439)	(1,412)
Long-term debt, net	$10,181	$14,487

Current portion of long-term debt at May 31, 2011 and 2010 consists of the following (in thousands):

	May 31,	May 31,
	2011	2010
Thermo revolving credit facility	$1,149	$1,016
East West Bank (formerly United Commercial Bank)	2,256	105
Jardine Capital Corporation bank debt	570	16
Warrant redemption notes payable	464	275
Total current portion of long-term debt	$4,439	$1,412

The following table shows the net interest expense recorded related to the long-term debt for the fiscal years ended May 31, 2011 and 2010:

(dollars in thousands)	Year Ended May 31,		2011 vs 2010
	2011	2010	$ Change	% Change
Interest expense (income)
Thermo revolving credit facility	$1,982	$1,680	$302	18%
Thermo factoring debt	-	306	(306)	-100%
Mortgage debt	152	156	(4)	-3%
Warrant redemption notes payable	87	130	(43)	-33%
Other	6	(11)	17	-155%

Total interest expense, net	$2,227	$2,261	$(34)	-2%

During the first quarter of fiscal year 2010, the Company had two debt facilities with Thermo Credit, LLC (“Thermo”), which included a factoring debt facility (the “Thermo Factoring Debt”) and a revolving credit facility (the “Thermo Revolver”). Effective August 1, 2009, Teletouch amended its revolving credit facility with Thermo to include increased borrowing capabilities under the Thermo Revolver as well as extending the Revolver’s maturity date (see discussion below under “Thermo Revolving Credit Facility” for additional information). The purpose of amending the Thermo Revolver was to combine the Thermo Factoring Debt facility and the Thermo Revolver into a single credit facility by expanding the revolving credit facility to allow the Company to retire the Thermo Factoring Debt.  Simultaneous with closing the amended Thermo Revolver, the Thermo Factoring Debt was retired and the pledge of all of PCI’s accounts receivable and future contractual billings was transferred to the amended Thermo Revolver.

Thermo Factoring Debt: As part of the August 2006 debt restructuring, PCI entered into a financing facility with Thermo Credit, LLC secured by PCI’s accounts receivable, which provided up to approximately $10,000,000 of available borrowing against PCI’s accounts receivable.  The advance rate was initially set at 70% of the accounts receivable pledged against the facility but at Thermo’s discretion was increased to 85% of the pledged accounts receivable. The Thermo Factoring Debt provided for an initial discount fee of 1.0% (with additional discount fees computed as the accounts receivable aged) and a 5% contingency reserve.  Additionally, PCI was required to repurchase receivables that were not collected within 120 days or that were otherwise rejected under the agreement. On May 18, 2007, the Company and Thermo amended the Thermo Factoring Debt to increase the overall borrowing limit to $13,000,000, set a fixed discount fee on receivables pledged at 1.45%, extended the termination date of the agreement to August 2009 and allowed for certain advances on “in-process billings.” Under the terms of the first amended factoring agreement, the Company created a “pseudo billing” file for the following month’s recurring billing, and Thermo advanced against the in-process billings at an initial advance rate of 80% with the advance rate scheduled to step down quarterly through June 2008 to an advance rate at that date of 60% against these in-process billings.  The discount fee charged against in-process billings was fixed at 1% under this amendment. On February 26, 2008, Teletouch entered into a second amendment to the factoring facility to provide for, among other items, (i) an increase to the gross amount of pledged accounts receivable to $15,000,000 with a continuance of the cash advance rate of 85%; (ii) a one-time 1.05% discount fee on the gross amount of pledged receivables; (iii) a 0.95% monthly discount fee on the outstanding gross value of in-process billings that have been advanced against and (iv) the extension of the termination date to February 26, 2010 (the “Second Amended Factoring Agreement”).

The Thermo Factoring Debt was constructed by Thermo to be a factoring facility under which PCI would sell its accounts receivable to Thermo at a specified discount rate, subject to certain reserves to be held by Thermo.  Upon review of ASC 860, Transfers and Servicing, the Company concluded that all of the required criteria to treat this transaction as a sale of assets were not met by the agreement entered into with Thermo, primarily the criteria that requires that assets must be placed out of the reach of the creditors of the Company to be deemed a sale.  Therefore, this financing facility was recorded as debt obligation of the Company with the discount fees paid against batches of receivables pledged against the facility recorded in the period pledged as interest expense.

Thermo Revolving Credit Facility:  On August 28, 2009, Teletouch finalized amending, effective August 1, 2009, the terms of its $5,250,000 revolving credit facility with Thermo Credit, LLC, resulting in, among other changes, the availability under the revolving credit facility being increased from $5,250,000 to $18,000,000 and the maturity of the revolver being extended from April 30, 2010 to January 31, 2012 (the “Second Amended Thermo Revolver”).

The Second Amended Thermo Revolver provides for the Company to obtain revolving credit loans from Thermo from time to time up to approximately $18,000,000.  Borrowings against the Second Amended Thermo Revolver are limited to specific advance rates against the aggregate fair value of the Company’s assets, as defined in the amendment, including real estate, equipment, infrastructure assets, inventory, accounts receivable, intangible assets and notes receivable (collectively, the “Borrowing Base”). The Company is allowed to borrow the lesser of the borrowing base amount or the initial commitment amount of $18,000,000, less a monthly step down amount. If the Company were to maximize its credit line, beginning in December 31, 2009, the availability under the Second Amended Thermo Revolver would be reduced monthly by an amount equal to the average principal balance of loans outstanding against the non-accounts receivable assets in the Borrowing Base for that month divided by sixty (60) (the “Monthly Step Down”). The loans outstanding on the accounts receivable component of the Borrowing Base will be increased or decreased through periodic reporting of the Borrowing Base to Thermo. The balance of all principal and interest outstanding under the Second Amended Thermo Revolver is due January 31, 2012.  The annual interest rate on the Second Amended Thermo Revolver is the lesser of: (a) the maximum non-usurious rate of interest per annum permitted by applicable Louisiana law or (b) the greater of (i) the prime rate plus 8% or (ii) fourteen percent (14%). Under the terms of the Second Amended Thermo Revolver, the Company must maintain certain financial covenants including a net worth of at least $5,000,000, computed on a fair value basis, at each fiscal quarter, a debt service coverage ratio that ranges between 1.10 and 1.20 over the remaining life of the revolver and an operating income no less than zero at any fiscal quarter. The purpose of the Second Amended Thermo Revolver was to retire the former factoring debt facility with Thermo and to provide additional availability to the Company for its ongoing working capital needs.  As of May 31, 2011, the Company has a current repayment liability under the Second Amended Thermo Revolver related to a loan commitment fee obligation of approximately $68,000 due on August 1, 2011. Subsequent to August 1, 2011 the company negotiated a reduced loan commitment fee payment with Thermo and the fee was paid in full as of the date of this Report.

Under the Company’s former debt facility with Thermo (the “Thermo Factoring Debt”), the Company had adequate credit availability under the facility but was limited in its ability to borrow additional funds due to declining levels of accounts receivable.  With the Second Amended Thermo Revolver, the Company could finance other non-accounts receivable asset purchases by including them in the Borrowing Base.  Borrowings by the Company against non-accounts receivable assets are limited to 33.3% of the total amount of loans outstanding under the terms of the Second Amended Thermo Revolver.

In February 2010, the Company began making principal payments on the Second Amended Thermo Revolver due to the Company’s having borrowings outstanding against the non-accounts receivable assets in excess of the 33.3% limit on such borrowings as measured against the total borrowings outstanding. This situation resulted due to a decline in the Company’s accounts receivable and its related borrowings against these receivables in 2010. In March 2010, Thermo agreed to let the Company begin making monthly principal payments of approximately $53,000 through the remainder of the term of the loan to reduce the outstanding loan balance against the non-accounts receivable assets.  The monthly principal payments reduce the commitment amount under the revolver.

Under the Second Amended Thermo Revolver, Thermo maintains a lien and security interest in substantially all of the Company’s assets, properties, accounts, inventory, goods and the like.

On March 9, 2011, the Company amended its revolving credit facility with Thermo Credit, LLC, effective December 31, 2010, which resulted in (i) extending the maturity date of the revolver from January 31, 2012 to January 31, 2013, (ii) an additional commitment fee of $135,000 due and payable on or before January 31, 2012, (iii) the deferral of monthly step down payments for the period December 2010 to June 2011 to be due and payable on or before August 31, 2011 and (iv)  the deferral of an over advance of $433,747 as of December 31, 2010 to be due and payable on or before August 31, 2011 after consideration of the Company’s borrowing base as of that date (the “Third Amended Thermo Revolver”). All other terms of the revolver remain unchanged.

The lien and security interest in substantially all of the Company’s assets, properties, accounts, inventory, goods and the like granted to Thermo under the Thermo Revolver and all other provisions remain the same under the Third Amended Thermo Revolver.

Subsequent to the third amendment of the Thermo Revolver, Thermo informed the Company it no longer has the availability to borrow funds under the existing credit facility due to the over-advance funding against the Company’s non-accounts receivable assets, the outstanding balance of the credit facility and Thermo’s inability to receive additional cash from its funding source due to the magnitude of the Company’s debt facility within Thermo’s loan portfolio. As of the date of this Report, the Thermo Revolver has not been amended to change the maximum amount of available funds the Company could borrow under the credit facility.

As of May 31, 2011, the Company had approximately $11,300,000 in loans outstanding under the Third Amended Thermo Revolver which included loan commitment fees due on January 31, 2012 of $135,000.

For the three months ended May 31, 2011, the Company was in compliance with its financial covenants as defined under the terms of the Thermo Revolver. As of February 28, 2011 and November 30, 2010, the Company was not in compliance and obtained waivers of the financial covenants through those dates. If the Company does not comply with the covenants of its debt agreement with Thermo in the future, and if future waivers or loan modifications are not obtained, Thermo will have certain remedies available to them which include increasing the interest rates and acceleration of payments due under the loan.

In November 2009, the Company made a draw of approximately $1,400,000 against the Second Amended Thermo Revolver primarily for the use of purchasing inventory for its wholesale business.  The Company made no additional draws against the Thermo Revolver in fiscal year 2011.

East West Bank Debt (formerly United Commercial Bank): Effective May 3, 2007, the Company entered into a loan agreement with United Commercial Bank, which was subsequently acquired by East West Bank, (the “East West Debt”) to refinance previous debt in the amount of $2,850,000 at May 31, 2007.  As of May 31, 2011, $2,650,000 continued to be funded under the agreement with East West Bank, and $2,256,000 was outstanding. The East West Debt requires monthly payments of $15,131 and bears interest at the prime rate as published in the Wall Street Journal and adjusted from time to time (3.25% at May 31, 2011).  The East West Debt matures in May 2012. The East West Debt is collateralized by a first lien on a building and land in Fort Worth, Texas owned by the Company.

Jardine Bank Debt: Effective May 3, 2007, the Company entered into a loan agreement with Jardine Capital Corp. (the “Jardine Bank Debt”) to refinance previous debt  in the amount of $650,000. The Jardine Bank Debt requires monthly payments of $7,705, bears interest at 13% and matures in May 2012. The Jardine Bank Debt is collateralized by a second lien on a building and land in Fort Worth, Texas owned by the Company.   In May 2010, the Company made a $40,000 principal payment against the Jardine Bank Debt due to the conveyance of an easement and right-of-way for a sub-surface gas pipeline on the collateralized land in Fort Worth, Texas. As of May 31, 2011, a total of $570,000 was outstanding under this agreement.

Warrant Redemption Notes Payable: In November 2002, the Company issued 6,000,000 redeemable common stock purchase warrants as part of a debt restructuring transaction completed in fiscal year 2003 (the “GM Warrants”).  The GM Warrants were exercisable beginning in December of 2005 and terminating in December of 2010.  In December of 2007 or earlier upon specific events, the holder of the GM Warrants may require the Company to redeem the warrants at $0.50 per warrant.  Because of this mandatory redemption feature, the Company initially recorded the estimated fair value of the GM Warrants as a long-term liability on its consolidated balance sheet and adjusted the amount to reflect changes in the fair value of the warrants, including accretion in value due to the passage of time, with such changes charged or credited to interest expense through the exercise date of the warrants.

As of December 12, 2007, the 12 holders of the collective 6,000,000 outstanding GM Warrants (collectively, the “GM Warrant Holders”) had the right to redeem these warrants for an aggregate amount of $3,000,000 in cash or to convert these warrants into an aggregate amount of 6,000,000 shares of Teletouch’s common stock under the terms of their respective warrant agreements. In December 2007, the Company received redemption notices from all of the holders of the GM Warrants.  On May 23, 2008, definitive agreements were executed with each of the 12 holders of the GM Warrants (the “Warrant Redemption Payment Agreements”). The Warrant Redemption Payment provided for (i) an initial payment in the total amount of $1,500,000 payable on or before June 2, 2008, (ii) additional 17 equal monthly payments in the amount of $25,000 each, together with interest on the outstanding principal balance at an annual interest rate of 12% beginning July 1, 2008 and (iii) a final single payment in the amount of $1,075,000 due on or before December 10, 2009 (such payments collectively referred to as the “Payments”). The Payments will be divided among each of the GM Warrant Holders based on their proportionate ownership of the previously outstanding GM Warrants. Teletouch’s obligations to make such payments are evidenced by individual promissory notes (the “GM Promissory Notes”) to each of the GM Warrant Holders. In addition, Teletouch will be required to make accelerated payments to the GM Warrant Holders in the event of (i) a sale of Teletouch’s assets not in the ordinary course of its business or (ii) a change of control. The negotiated agreement also contains certain events of default, mutual releases, covenants and other provisions, which are customary for agreements of this nature.

Effective November 1, 2009, the GM Promissory Notes were amended to extend maturity dates to June 10, 2011.  The terms of the amendments provided for (i) a one-time principal payment of $161,250 payable on or before December 10, 2009, (ii) a continuance of 17 equal monthly payments in the amount of $25,000 each, together with interest on the outstanding principal balance beginning January 10, 2010, (iii) a final single payment in the amount of $488,750 due on or before June 10, 2011 and (iv) the annual interest rate on the outstanding principal balance is increased to 14%,  effective November 1, 2009 (such payments collectively referred to as the “Amended Payments”).  The Amended Payments will be divided among each of the GM Warrant Holders based on the proportionate outstanding principal balance under the GM Promissory Notes.   All other terms of the GM Promissory Notes remain unchanged.

On June 13, 2011, effective May 31, 2011, the Company and each holder of the GM Promissory Notes agreed to amend the terms and provisions of the GM Promissory Notes, for the purpose of extending the final payment due under the GM Promissory Notes to the earlier to occur: (x) 30 days following the Company’s reaching a settlement in its ongoing arbitration matter with AT&T or (y) January 10, 2012 (the “Amendment No. 2”).  All other terms and provisions of the GM Promissory Notes, as amended to date, remain unchanged.  As a result of Amendment No. 2, the Company will continue to make monthly installments of $25,000, in aggregate, to the holders through the date a final payment becomes due.  In the event the final payment is not due until January 10, 2012, the Company would be obligated to pay $313,750 to the holders on that date.  As of May 31, 2011, a total of $464,000 was outstanding under the notes.

Maturities:  Scheduled maturities of long-term debt outstanding (excluding interest payable) are as follows (in thousands):

		Year Ended May 31,
	TOTAL	2012	2013

Thermo revolving credit facility	$11,330	$1,149	$10,181
East West Bank debt	2,256	2,256	-
Jardine Capital Corporation bank debt	570	570	-
Warrant redemption notes payable	464	464	-
	$14,620	$4,439	$10,181